Prospectus Supplement

January 1, 2012

For the following funds with effective prospectuses and/or retirement plan prospectuses dated February 1, 2011 – December 1, 2011

AMCAP Fund®
American Balanced Fund®
American Funds Money Market FundSM
American Funds Mortgage FundSM
American Funds Short-Term Tax-Exempt Bond FundSM
American Funds Tax-Exempt Fund of New YorkSM
American High-Income Municipal Bond Fund®
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Capital World Growth and Income Fund,® Inc.
EuroPacific Growth Fund®
Fundamental InvestorsSM
The Growth Fund of America,® Inc.
The Income Fund of America®
Intermediate Bond Fund of America®
International Growth and Income FundSM
The Investment Company of America®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The New Economy Fund®
New Perspective Fund,® Inc.
Short-Term Bond Fund of AmericaSM
SMALLCAP World Fund,® Inc.
The Tax-Exempt Bond Fund of America®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®
U.S. Government Securities FundSM
Washington Mutual Investors FundSM

1.The following is added to the "Fund expenses" section of the prospectus and, if applicable, the retirement plan prospectus:

For all share classes except Class A and B shares, "Other expenses" items in the Annual Fund Operating Expenses table on page 1 of this prospectus include fees for administrative services provided by the fund’s investment adviser and its affiliates. The fee table is based on expenses as of the fund’s most recently completed fiscal year. Effective January 1, 2012, Class A shares are subject to an additional 0.01% fee for administrative services, payable to the fund’s investment adviser. In addition, effective January 1, 2012, Class C, F, R and 529 shares will pay transfer agency expenses directly rather than through the administrative services fee, and the administrative services fee for those classes will be reduced to 0.05%. Previously, transfer agency expenses were paid through the administrative services fee, and the investment adviser paid any transfer agency fees in excess of 0.10%. Accordingly, the funds listed below estimate that transfer agency expenses on certain share classes are expected to increase in the coming year, as set forth in the chart.

Estimated increase to "Other Expenses"
Fund	Class C	Class F-1	Class F-2	529 share classes (except Class 529-E)
AMCAP Fund	0.03%	0.01%	0.01%	0.01%
American Balanced Fund	0.01%	0.01%	0.01%	—
American Funds Short-Term Tax-Exempt Bond Fund	—	0.02%	—	—
American High-Income Municipal Bond Fund	—	0.01%	—	—
American High-Income Trust	0.01%	0.01%	—	—
The Bond Fund of America	0.02%	0.01%	—	—
Capital World Bond Fund	0.05%	0.01%	0.01%	0.01%
Capital World Growth and Income Fund	0.03%	0.01%	—	0.01%
Fundamental Investors	0.01%	—	0.01%	—
The Growth Fund of America, Inc.	0.04%	0.01%	0.02%	0.01%
The Income Fund of America	—	0.01%	0.01%	—
Intermediate Bond Fund of America	—	0.02%	—	—
The Investment Company of America	0.01%	0.01%	0.01%	—
Limited Term Tax-Exempt Bond Fund of America	—	0.01%	—	—
The New Economy Fund	0.05%	0.02%	—	0.02%
New Perspective Fund, Inc.	0.02%	0.02%	—	—
Short-Term Bond Fund of America	—	0.02%	—	—
SMALLCAP World Fund, Inc.	0.06%	0.02%	0.01%	0.03%
The Tax-Exempt Bond Fund of America	—	0.02%	—	—
The Tax-Exempt Fund of California	—	0.02%	—	—
The Tax-Exempt Fund of Maryland	—	0.02%	—	—
The Tax-Exempt Fund of Virginia	—	0.02%	—	—
U.S. Government Securities Fund	0.01%	—	—	—
Washington Mutual Investors Fund	—	0.01%	0.01%	—

Note that references to Class A, B, C and F-1 shares in this section do not include the corresponding Class 529 shares.

Keep this supplement with your prospectus and/or retirement plan prospectus.

MFGEBS-047-1211P  Printed in USA  CGD/AFD/10039-S31461

Statement of Additional Information Supplement

January 1, 2012

For the following funds with a statement of additional information dated October 1, 2011 – November 1, 2011:

American Funds Short-Term Tax-Exempt Bond FundSM
American Funds Tax-Exempt Fund of New YorkSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

1.      For American Funds High-Income Municipal Bond Fund and American Funds Tax-Exempt Fund of New York: The fourth paragraph of the section titled “Rights of accumulation” in the “sales charge reductions and waivers” section of the statement of additional information is deleted and replaced with the following:

In addition, you may not purchase Class C shares of American High-Income Municipal Bond Fund or American Funds Tax-Exempt Fund of New York if your combined American Funds and American Legacy holdings cause you to be eligible to purchase Class A shares at the $1 million or more sales charge discount rate (i.e., at net asset value).

2.      For all funds: The first three paragraphs under the heading “Administrative Services Agreement” in the “Management of the Fund” section of the statement of additional information are deleted and replaced with the following:

Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of the fund’s Class A, C and F shares. Services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the fund and the investment adviser relating to the fund’s Class A, C and F shares. Each fund’s Administrative Agreement will continue in effect until at least December 31, 2012, unless sooner terminated or renewed. It may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of the members of the fund’s board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser receives an administrative services fee at the annual rate of 0.01% of the fund’s average daily net assets for Class A shares and 0.05% of the fund’s average daily net assets for Class C and F shares for administrative services provided to these share classes. Administrative services fees are paid monthly and accrued daily.

Prior to January 1, 2012, Class A shares were not subject to an administrative services fee and Class C and F shares were subject to an administrative services fee of up to 0.15% based on each share class’s respective average daily net assets. The investment adviser used a portion of the administrative services fee paid on Class C and F shares to compensate third parties for transfer agent services provided to shareholder accounts on behalf of the fund. Of the remainder, the investment adviser retained no more than 0.05% of the average daily net assets for each applicable share class.

Prior to January 1, 2012, the administrative services fee also included compensation for transfer agent and shareholder services provided to fund shareholders in each applicable share class. In addition to making administrative service fee payments to unaffiliated third parties, the investment adviser made payments from the administrative services fee to American Funds Service Company according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder Services Agreement between the fund and American Funds Service Company. A portion of the fees paid to American Funds Service Company for transfer agent services was also paid directly from the relevant share class.

3. For all funds: The first two sentences of the second paragraph in the “Disclosure of portfolio holdings” section of the statement of additional information are deleted and replaced with the following:

Under these policies and procedures, the fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the 10th day after such calendar quarter. In practice, the public portfolio typically is posted on the website within 30 days after the end of the calendar quarter.

4.      For all funds: The last sentence of the first paragraph under the heading “Transfer Agent” in the “General information” section of the statement of additional information is deleted and replaced with the following:

Transfer agent fees are paid according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder Services Agreement between the fund and American Funds Service Company.

Prior to January 1, 2012, only Class A and B shares were subject to the Shareholder Services Agreement.  American Funds Service Company was compensated for certain transfer agency services provided to other share classes from the administrative services fees paid to the investment adviser and from the relevant share class, as described under “Administrative services.”

Keep this Supplement with your statement of additional information.

Lit No. MFGEBS-048-1211O  CGD/10149-S31544